Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2025
Intangible Assets and Goodwill [Abstract]
Intangible Assets and Goodwill
12.	Intangible Assets and Goodwill

Cost:	Software	Licences	Goodwill	Total
Balance, December 31, 2023	$19,554	$24,664,298	$—	$24,683,852
Impact of sale of RPK	(18,663)	(24,648,225)	—	(24,666,888)
Movement in exchange rates	(891)	(246)	—	(1,137)
Balance, December 31, 2024	—	15,827	—	15,827
Acquisition (note 4)	—	—	39,572,129	39,572,129
Impact on loss of control of Canmart	—	(17,009)	—	(17,009)
Movement in exchange rates	—	1,182	—	1,182
Balance, December 31, 2025	$—	$—	$39,572,129	$39,572,129
Accumulated amortization:	Software	Licences	Goodwill	Total
Balance, December 31, 2023	$16,992	$4,929,645	$—	$4,946,637
Amortization	—	—	—	—
Impact of sale of RPK	(16,593)	(4,929,645)	—	(4,946,238)
Movement in exchange rates	(399)	—	—	(399)
Balance, December 31, 2024 and 2025	$—	$—	$—	$—

Impairment:	Software	Licences	Goodwill	Total
Balance, December 31, 2023	$2,070	$15,935,463	$—	$15,937,533
Impact of sale of RPK	(2,070)	(15,935,463)	—	(15,937,533)
Balance, December 31, 2024	—		—	—
Addition	—	—	39,572,129	39,572,129
Balance, December 31, 2025	$—	$—	$39,572,129	$39,572,129

Net book value:	Software	Licences	Goodwill	Total
Balance, December 31, 2024	$—	$15,827	$—	$15,827
Balance, December 31, 2025	$—	$—	$—	$—

During the year ended December 31, 2024, concurrent to the sale of RPK, the Company derecognized RPK’s cannabis API manufacturing and GMP license with a net book value of $3,783,117 (note 5). As of December 31, 2024, the Company’s remaining intangible asset consist of cannabis distribution license with a carrying value of $15,827.

During the year ended December 31, 2025, concurrent to the loss of control of Canmart, the Company derecognized Canmart’s cannabis distribution license with a net book value of $17,009 (note 6).

The Company performed its impairment test on goodwill and assessed that the sum of carrying value of CGU of First Towers and the carrying value of goodwill greatly exceeds the fair value of First Towers’ business. The calculated impairment loss was allocated to goodwill and other long-lived assets of First Towers — PPE (note 10) and ROU assets (note 11). Goodwill was fully impaired as at December 31, 2025 and an impairment loss of $39,572,129 was recorded in the consolidated statements of loss and comprehensive loss during the year ended December 31, 2025.

As of December 31, 2025, the Company has nil intangible assets and goodwill.